Note 14 - Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December, 31
	2023	2024	2025
Voyage expenses
Port charges and canal dues	665,090	1,064,879	930,331
Bunkers	619,285	910,690	128,823
Total	1,284,375	1,975,569	1,059,154

Vessel operating expenses
Crew wages and related costs	20,700,810	24,826,395	25,358,457
Insurance	4,788,264	5,323,900	5,099,051
Repairs and maintenance	1,607,116	1,812,873	1,729,350
Lubricants	3,916,827	3,762,845	3,344,972
Spares and consumable stores	8,625,958	8,432,764	8,340,595
Professional and legal fees	585,336	340,273	441,437
Other	1,779,844	2,186,870	2,533,041
Total	42,004,155	46,685,920	46,846,903